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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        August 29, 2006



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust XII (the "Trust") (File Nos. 333-126328 and 811-21780) on Behalf of MFS(R) Lifetime Retirement Income Fund, MFS(R) Lifetime 2010 Fund, MFS(R) Lifetime 2020 Fund, MFS(R) Lifetime 2030 Fund and MFS(R) Lifetime 2040 Fund (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 25, 2006.

         Please call the undersigned at (617) 954-4340 or Susan Peabody at (617) 954-6559 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

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